Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001107414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 01, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2021
Prospectus Date	rr_ProspectusDate	May 07, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A